ADLER VALUE FUND
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The Adler Value Fund (the "Fund") seeks to achieve long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ADLER VALUE FUND - USD ($)	Investor Class [1]	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Contingent Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
[1]	As of the date of this Prospectus, the Investor Class shares are not being offered.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ADLER VALUE FUND		Investor Class [1]	Institutional Class
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[2]	2.69%	2.69%
Total Annual Fund Operating Expenses		3.94%	3.69%
Fee Waivers and/or Expense Reimbursement	[3]	2.44%	2.44%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.50%	1.25%
[1]	As of the date of this Prospectus, the Investor Class shares are not being offered.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	Adler Asset Management, LLC (the "Adviser") has contractually agreed, until December 1, 2021, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 1.25% of the average daily net assets of the Institutional Class shares, and 1.50% of the average daily net assets of the Investor Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 1, 2021, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 1, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - ADLER VALUE FUND - USD ($)	One Year	Three Years
Investor Class	153	466
Institutional Class	127	390

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing principally in equity securities of U.S. and non-U.S. issuers, including common stocks, depositary receipts evidencing ownership of common stocks issued by a foreign issuer ("ADRs"), preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights, warrants, and options) in companies the Adviser believes are undervalued by the equity market based on the Adviser's assessment of the company. The Fund may invest in companies of any capitalization size, including large-cap, mid-cap and small-cap companies. The Fund may also invest in listed call options on stocks it holds in its portfolio.

In selecting investments for the Fund, the Adviser uses a focused-value strategy to invest in companies that, in its opinion, appear to be undervalued by the equity market but where catalysts exist, in the opinion of the Adviser, to close these valuation gaps. The Adviser seeks to exploit perceived market misjudgments in pricing by buying equity securities that appear to be undervalued because of a temporary aversion to these out-of-favor issuers. The Adviser maintains a watch list of companies, and reviews each company's financial condition and prospects, including: expected future earnings; cash flow; the ability and willingness to return capital to shareholders; competitive position; quality of the business franchise; and the reputation, experience, and competence of a company's management and board of directors. The Adviser considers these factors both while the company is on the watch list and also at the time of purchase. Not all companies, at the time of purchase, are on the Adviser's watch list, and a company may be added to the Fund's portfolio following a precipitating event. When added to the Fund's portfolio, a company will generally be trading at a significant discount to its 52-week or all-time high at time of purchase. The Adviser's contrarian approach, buying what it believes are fundamentally sound companies that are out-of-favor with the market, is industry, sector and market capitalization agnostic and typically involves the securities of fewer than thirty issuers. The Adviser may purchase call options on securities in the Fund's portfolio when the Adviser believes that this will allow it to increase the Fund's position size in that security at a lower cost.

The Adviser will sell a portfolio holding when the Adviser has determined it has realized the catalysts previously identified, or the Adviser has identified a more attractive investment. The Adviser will also sell a portfolio holding that does not meet expectations.

The Fund is a "non-diversified fund," which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgement about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

American Depository Receipt ("ADR") Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through "sponsored" or "unsponsored" facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The value of convertible securities tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Equity Securities Risk. Equity prices are volatile and the prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Focused Portfolio and Non-Diversification Risk. The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and a change in the value of a single company may have a greater impact on the Fund's net asset value ("NAV") than such a change would have on a more diversified fund. A non-diversified fund's NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund's foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security's underlying foreign currency.

Options Risk. Options give the holder of the option the right to buy (or to sell) a position in an underlying asset, at a set price and time. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser's ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company's true business value or because the Adviser's assessment of the company's prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund's value investment style may go out of favor with investors, negatively affecting the Fund's performance.

Warrants and Rights. The Fund may purchase warrants and rights, or it may acquire ownership of such investments by virtue of its ownership of common stocks.

Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

New Fund and Management Risk. The Fund is new and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size. The Adviser has not previously served as an investment adviser to a registered investment company.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a performance history for a full calendar year to report. Once the Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-408-4682.